SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE (Details)	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 COP ($) CRC (₡)	Dec. 31, 2023 COP ($) PEN (S/)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 COP ($) CRC (₡)	Dec. 31, 2022 COP ($) PEN (S/)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CRC (₡)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 CRC (₡)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 CRC (₡)	Dec. 31, 2022 PEN (S/)
Notes and other explanatory information [abstract]
Sell exchange rate	3,822	3,822	3,822	4,810	4,810	4,810				527	3.713	602	3.820
Average foreign exchange rate	4,321	547	3.747	4,255	651	3.840	4,743	624	3.885